Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefit Payments Including Expected Future Benefit (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure Of Expected Maturity Analysis [Line Items]
Description of undiscounted pension benefits including expected future benefits	Amount determined under the promotion compensation type defined contribution plan is excluded.
Pension benefits	₩ 10,452,019	[1]
Expected contribution to plan assets	₩ 409,391
Bottom of range [member]
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	1 year
Top of range [member]
Disclosure Of Expected Maturity Analysis [Line Items]
Weighted average duration of defined benefit obligation	11 years
Up to 1 year
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 211,591	[1]
1~2 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	279,808	[1]
2~5 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	849,878	[1]
5~10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	1,557,212	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis [Line Items]
Pension benefits	₩ 7,553,530	[1]

[1]	Amount determined under the promotion compensation type defined contribution plan is excluded.